COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Commitments And Contingencies

9. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. Management is not aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.

9. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. Management is not aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.

On December 14, 2021, the Company entered into an Advisor Agreement with Henry Leo Staples Jr to provide managerial services. In consideration for these services Mr. Staples will receive 500,000 common shares on a quarterly basis in 2022. The first installment of four equal issuances of 125,000 will be on March 31, 2022.